Goodwill and intangible assets - Estimation of remaining amortization expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization of intangible assets
2020	$ 15.8
2021	14.6
2022	13.8
2023	13.2
2024	11.6
2025 and thereafter	72.9
Total remaining amortization expense	$ 141.9	$ 157.7	$ 173.5
Minimum
Amortization of intangible assets
Intangible asset useful life	1 year 3 months 18 days
Maximum
Amortization of intangible assets
Intangible asset useful life	18 years 10 months 24 days